Hedge accounting - Hedged item information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Notional amount	R$ 18,563,230	R$ 9,738,021	R$ 2,537,950
Fair value adjustments	(1,262,254)	(513,949)	(108,486)
Book value	1,216,786	525,664	99,094
Hedge of fair value
Disclosure of detailed information about hedged items [line items]
Notional amount	17,887,369	9,297,999	2,188,732
Fair value adjustments	(932,486)	(495,191)	(47,923)
Book value	887,138	506,190	46,795
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	414,043	440,022	349,218
Fair value adjustments	18,480	(18,758)	(60,563)
Book value	(17,252)	19,474	52,299
Hedge of cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	261,818	0	0
Fair value adjustments	(348,248)	0	0
Book value	R$ 346,900	R$ 0	R$ 0